Note 4 - Loans (Details) - Loans By Credit Quality Indicators (USD $)	Dec. 31, 2013	Dec. 31, 2012
2013
Loans Receivable	$ 295,313,069	$ 304,445,298
Commercial Portfolio Segment [Member] | Pass [Member]
2013
Loans Receivable	49,943,918	47,367,441
Commercial Portfolio Segment [Member] | Special Mention [Member]
2013
Loans Receivable	960,289	1,505,099
Commercial Portfolio Segment [Member] | Substandard [Member]
2013
Loans Receivable		1,095,220
Commercial Portfolio Segment [Member] | Doubtful [Member]
2013
Loans Receivable	401,028	597,525
Commercial Portfolio Segment [Member]
2013
Loans Receivable	196,808,249	198,662,111
Commercial and Multi-Family Real Estate [Member] | Pass [Member]
2013
Loans Receivable	169,094,313	160,592,238
Commercial and Multi-Family Real Estate [Member] | Special Mention [Member]
2013
Loans Receivable	5,755,107	8,624,114
Commercial and Multi-Family Real Estate [Member] | Substandard [Member]
2013
Loans Receivable	8,347,961	21,147,160
Commercial and Multi-Family Real Estate [Member] | Doubtful [Member]
2013
Loans Receivable	649,036	801,586
Commercial and Multi-Family Real Estate [Member]
2013
Loans Receivable	183,846,416	191,165,098
Residential 1-4 Family Real Estate [Member] | Substandard [Member]
2013
Loans Receivable	75,000	435,467
Residential 1-4 Family Real Estate [Member] | Doubtful [Member]
2013
Loans Receivable	6,437	9,937
Residential 1-4 Family Real Estate [Member] | Not Rated [Member]
2013
Loans Receivable	56,146,111	57,873,253
Residential 1-4 Family Real Estate [Member]
2013
Loans Receivable	56,227,548	58,318,657
Consumer Portfolio Segment [Member] | Substandard [Member]
2013
Loans Receivable	8,744	13,923
Consumer Portfolio Segment [Member] | Not Rated [Member]
2013
Loans Receivable	3,925,125	4,382,335
Consumer Portfolio Segment [Member]
2013
Loans Receivable	3,933,869	4,396,258
Pass [Member]
2013
Loans Receivable	219,038,231	207,959,679
Special Mention [Member]
2013
Loans Receivable	6,715,396	10,129,213
Substandard [Member]
2013
Loans Receivable	8,431,705	22,691,770
Doubtful [Member]
2013
Loans Receivable	1,056,501	1,409,048
Not Rated [Member]
2013
Loans Receivable	$ 60,071,236	$ 62,255,588